Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Schedule of Fair Value of Warrant Liabilities [Abstract]
Liability at beginning of the period	$ 16,765,776		$ 5,376,932		$ 5,376,932		$ 2,436,998
Additions					12,179,537		1,399,039
Change in fair value	(7,290,007)	[1]	(1,700,221)	[1]	(790,693)	[2]	1,540,895	[2]
Liability at end of the period	$ 9,475,769		$ 3,676,711		$ 16,765,776		$ 5,376,932

[1]	Changes in the fair value of warrant liabilities and working capital loans are reported in the condensed consolidated statements of operations. The Company has determined that no adjustments to the fair values of its instruments recorded under the fair value option for instrument-specific credit risk were required.
[2]	Changes in the fair value of warrant liabilities are reported in the consolidated statements of operations. The Company has determined that no adjustments to the fair values of its instruments recorded under the fair value option for instrument-specific credit risk were required at December 31, 2022 and 2021.